Segment Information and Revenue Analysis - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Number of operating segments	1
VAT refunds	$ 6,603	$ 7,366	$ 8,377